Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,424,211	$ 1,379,434
Restricted cash		510,156
Accounts receivable, net	2,499,902	1,506,894
Inventories, net	10,503,790	8,592,767
Prepaid expenses and other current assets	4,428,402	7,689,423
Assets held for sale		1,527,589
Total current assets	18,856,305	21,206,263
Property and equipment, net	795,059	728,438
Intangible assets, net	568,307	871,044
Operating lease right-of-use assets, net	882,207	1,037,883
Deferred tax assets	179,293	175,960
Total Assets	21,281,171	24,019,588
Current liabilities:
Accounts payable	1,603,490	2,217,720
Advances from customers	1,476,711	1,843,976
Other current payables	4,875,499	1,798,252
VAT payable	715,365	550,439
Taxes payable	605,130	383,719
Amounts due to related parties	191,739	712,410
Short-term Loan	1,635,082	132,777
Convertible note payable, net	51,225	12,820
Liabilities held for sale		5,486,344
Operating lease liabilities, current	929,017	768,544
Total current liabilities	12,083,258	13,907,001
Long-term Loan	168,718	236,513
Operating lease liabilities, non-current	415,821	554,366
Total liabilities	12,667,797	14,697,880
Commitments and contingencies
Equity:
Common stock* (par value of $0.001 per share, 50,000,000 shares authorized, 11,892,744 and 8,630,000 Common stock issued and outstanding as of June 30, 2025 and December 31, 2024, respectively; 11,892,744 and 7,780,000 Common stock outstanding as of June 30, 2025 and December 31, 2024, respectively)	11,893	8,630
Additional paid-in capital	9,779,056	8,781,273
Retained earnings	(1,055,235)	644,930
Accumulated other comprehensive income	(401,540)	(577,762)
Statutory reserve	279,200	464,637
Total Equity	8,613,374	9,321,708
Total Liabilities and Equity	$ 21,281,171	$ 24,019,588